Funded Status of Defined Benefit Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jul. 02, 2011	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011
Defined Benefit Plan Disclosure [Line Items]
Beginning of year	$ 1,377	$ 1,378
Service cost	9	7
Interest cost	73	73
Plan amendments/Other	1	8
Benefits paid	(73)	(64)
Actuarial (gain) loss	294	(26)
Foreign exchange	(1)	1
End of year	1,680	1,377
Beginning of year	1,259	1,136
Actual return on plan assets	321	180
Employer contributions	9	6
Benefits paid	(73)	(64)
Foreign exchange	(1)	1
End of year	1,515	1,259
Funded status	(165)	(118)
Noncurrent asset	5	8	4	10	6
Accrued liabilities	(4)	(6)
Pension obligation	(166)	(120)
Net asset (liability) recognized	(165)	(118)
Unamortized prior service cost	7	7
Unamortized actuarial loss, net	263	220
Total	$ 270	$ 227